Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Finance Costs
Interest expense (Note 5)	$ 17,853	$ 16,358
Amortization and write-off of deferred financing fees	3,723	990
Commitment fees (Note 5)	0	2
Other	1,042	55
Total	$ 22,618	$ 17,405